Loans to customers (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Total not overdue installments	$ 5,874,486	$ 3,567,777
Total not overdue installments percentage	96.10%	96.00%
Total overdue installments	$ 241,969	$ 145,993
Total overdue installments percentage	3.90%	4.00%
Breakdown by maturity	$ 6,116,455	$ 3,713,770
Breakdown by maturity percentage	100.00%	100.00%
Not later than one month [member]
IfrsStatementLineItems [Line Items]
Total not overdue installments	$ 758,514	$ 551,677
Total not overdue installments percentage	12.40%	14.80%
Total overdue installments	$ 89,590	$ 53,986
Total overdue installments percentage	1.50%	1.50%
Later than one month and not later than two months [member]
IfrsStatementLineItems [Line Items]
Total not overdue installments	$ 714,740	$ 520,450
Total not overdue installments percentage	11.70%	14.00%
Total overdue installments	$ 44,183	$ 32,469
Total overdue installments percentage	0.70%	0.90%
Later than two months and not later than three months [member]
IfrsStatementLineItems [Line Items]
Total not overdue installments	$ 579,491	$ 379,148
Total not overdue installments percentage	9.50%	10.20%
Total overdue installments	$ 33,167	$ 23,135
Total overdue installments percentage	0.50%	0.70%
Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Total not overdue installments	$ 2,361,344	$ 1,629,511
Total not overdue installments percentage	38.60%	43.90%
Later than one year [member]
IfrsStatementLineItems [Line Items]
Total not overdue installments	$ 1,460,397	$ 486,991
Total not overdue installments percentage	23.90%	13.10%
Later than three months [member]
IfrsStatementLineItems [Line Items]
Total overdue installments	$ 75,029	$ 36,403
Total overdue installments percentage	1.20%	0.90%